INSURANCE CONTRACTS (Details 7) - Insurance Income [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Outputs related to general model contracts	R$ 5,296,714	R$ 4,806,022
- Expected claims incurred and Expenses	5,029,705	4,701,972
- Recovery of Acquisition Cash Flow	224,162	116,814
- Experience Adjustments	42,847	(12,764)
Non-financial risk adjustment change	169,664	171,746
Contract service margin recognized for general model and variable rate	4,240,688	1,656,674
Income related to contracts measured under premium allocation approach	49,545,938	44,618,385
Insurance Revenue	R$ 59,253,004	R$ 51,252,827